Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD ADMIRAL FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Institutional | Vanguard S&P 500 Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vanguard S&P 500 Growth Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization growth stocks in the United States.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs an indexing investment approach designed to track the performance of the S&P 500® Growth Index, which represents the growth companies, as determined by the index sponsor, of the S&P 500 Index. The Index measures the performance of large-capitalization growth companies in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund could lose money over short or long periods of time. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

• Investment style risk, which is the chance that returns from the large-capitalization growth stocks in which the Fund invests will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

• Nondiversification risk. In order to closely track the composition of the Fund's target index, the Fund's total assets are invested in multiple issuers representing more than 5% of the Fund's total assets. As a result, the Fund may become nondiversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund's shares may experience significant fluctuations in value.

• Sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market. Because a significant portion of the Fund's assets are invested in the information technology sector, the Fund's performance is impacted by the general condition of that sector. Companies in the information technology sector could be affected by, among other things, overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. Sector risk is expected to be high for the Fund.

		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Nondiversification risk. In order to closely track the composition of the Fund's target index, the Fund's total assets are invested in multiple issuers representing more than 5% of the Fund's total assets. As a result, the Fund may become nondiversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund's shares may experience significant fluctuations in value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Institutional Shares, the information presented in the bar chart and table reflects the performance of the ETF Shares of Vanguard S&P 500 Growth Index Fund. (ETF Shares are offered through a separate prospectus.) Performance of the Fund's Institutional Shares would be substantially similar to that of the ETF Shares because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because there is no calendar-year performance information for the Fund's Institutional Shares, the information presented in the bar chart and table reflects the performance of the ETF Shares of Vanguard S&P 500 Growth Index Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard S&P 500 Growth Index Fund ETF Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 12.22% (quarter ended March 31, 2012), and the lowest return for a quarter was –14.74% (quarter ended December 31, 2018).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because there is no calendar-year performance information for the Fund's Institutional Shares, the information presented in the bar chart and table reflects the performance of the ETF Shares of Vanguard S&P 500 Growth Index Fund. (ETF Shares are offered through a separate prospectus.) Performance of the Fund's Institutional Shares would be substantially similar to that of the ETF Shares because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Institutional | Vanguard S&P 500 Growth Index Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.08%
1 Year	rr_ExpenseExampleYear01	$ 8
3 Years	rr_ExpenseExampleYear03	26
5 Years	rr_ExpenseExampleYear05	45
10 Years	rr_ExpenseExampleYear10	103
1 Year	rr_ExpenseExampleNoRedemptionYear01	8
3 Years	rr_ExpenseExampleNoRedemptionYear03	26
5 Years	rr_ExpenseExampleNoRedemptionYear05	45
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 103
Institutional | Vanguard S&P 500 Growth Index Fund | ETF Shares
Risk/Return:	rr_RiskReturnAbstract
2011	rr_AnnualReturn2011	4.44%	[2]
2012	rr_AnnualReturn2012	14.44%	[2]
2013	rr_AnnualReturn2013	32.57%	[2]
2014	rr_AnnualReturn2014	14.73%	[2]
2015	rr_AnnualReturn2015	5.39%	[2]
2016	rr_AnnualReturn2016	6.74%	[2]
2017	rr_AnnualReturn2017	27.21%	[2]
2018	rr_AnnualReturn2018	(0.18%)	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.74%)
Institutional | Vanguard S&P 500 Growth Index Fund | Based on NAV | ETF Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
5 Years	rr_AverageAnnualReturnYear05	10.39%
Since Inception	rr_AverageAnnualReturnSinceInception	14.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
Institutional | Vanguard S&P 500 Growth Index Fund | Based on Market Price | ETF Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.26%)
5 Years	rr_AverageAnnualReturnYear05	10.38%
Since Inception	rr_AverageAnnualReturnSinceInception	14.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
Institutional | Vanguard S&P 500 Growth Index Fund | Based on NAV Return After Taxes on Distributions | ETF Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.47%)
5 Years	rr_AverageAnnualReturnYear05	10.02%
Since Inception	rr_AverageAnnualReturnSinceInception	13.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
Institutional | Vanguard S&P 500 Growth Index Fund | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares | ETF Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	8.20%
Since Inception	rr_AverageAnnualReturnSinceInception	11.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
Institutional | Vanguard S&P 500 Growth Index Fund | S&P 500 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.01%)
5 Years	rr_AverageAnnualReturnYear05	10.55%
Since Inception	rr_AverageAnnualReturnSinceInception	14.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010

[1]	0.00%
[2]	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2019, was 21.00%.